Condensed Consolidated Balance Sheets (2015 Unaudited) (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for doubtful accounts receivable	$ 19	$ 19	$ 19
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	720,000,000	720,000,000	300,000,000
Common stock, shares issued	262,117,307	239,429,170	151,175,053
Common stock, shares outstanding	262,117,307	239,429,170	151,175,053
Convertible Redeemable Series G Preferred stock [Member]
Convertible Redeemable Preferred stock, par value		$ 0.001	$ 0.001
Convertible Redeemable Preferred stock, shares authorized		0	5,000,000
Convertible Redeemable Preferred stock, shares issued		0	5,000,000
Convertible Redeemable Preferred stock, shares outstanding		0	5,000,000
Convertible Redeemable Preferred stock, liquidation preference		$ 0	$ 5,000
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	300,000	300,000	300,000
Preferred stock, shares outstanding	300,000	300,000	300,000
Liquidation preference	$ 426	$ 421	$ 403
Series D Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	50	50	50
Preferred stock, shares issued	43	43	43
Preferred stock, shares outstanding	43	43	43
Liquidation preference	$ 4,320	$ 4,320	$ 4,320
Series G Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	0
Preferred stock, shares issued	5,000,000	5,000,000	0
Preferred stock, shares outstanding	5,000,000	5,000,000	0
Liquidation preference	$ 5,000	$ 5,000	$ 0
Series H-1 Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	2,000	2,000	0
Preferred stock, shares issued	895	1,482	0
Preferred stock, shares outstanding	895	1,482	0
Series H-2 Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	500	500	0
Preferred stock, shares issued	500	500	0
Preferred stock, shares outstanding	500	500	0